High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
iHeartMedia, Inc. *	22,266	334

Total		334

Materials (0.1%)
Hexion Holdings Corp. *	42,192	475

Total		475

Total Common Stocks (Cost: $1,863)		809

Corporate Bonds (95.8%)
Basic Materials (3.7%)
Alpha 2 BV 8.750%, 6/1/23 144A	1,200,000	1,194
Alpha 3 BV / Alpha US Bidco, Inc. 6.250%, 2/1/25 144A	3,075,000	3,090
Clearwater Paper Corp. 5.375%, 2/1/25 144A	3,350,000	3,208
Compass Minerals International, Inc. 4.875%, 7/15/24 144A	2,400,000	2,364
Crown Holdings, Inc. 4.250%, 9/30/26	250,000	259
Freeport-McMoRan, Inc.
3.550%, 3/1/22	174,000	174
3.875%, 3/15/23	2,850,000	2,871
5.000%, 9/1/27	925,000	922
5.250%, 9/1/29	950,000	947
5.400%, 11/14/34	2,850,000	2,708
Hexion, Inc. 7.875%, 7/15/27 144A j	1,675,000	1,654
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	600,000	620
7.625%, 1/15/25 144A	2,275,000	2,306
Platform Specialty Products Corp. 5.875%, 12/1/25 144A	2,050,000	2,146
PQ Corp. 5.750%, 12/15/25 144A	1,000,000	1,030
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/1/26 144A	3,200,000	3,192
Steel Dynamics, Inc.
5.125%, 10/1/21	620,000	622
5.500%, 10/1/24	930,000	954
Teck Resources, Ltd. 6.000%, 8/15/40	850,000	920

Total		31,181

Communications (18.3%)
Acosta, Inc. 7.750%, 10/1/22 144A j	2,850,000	128
Altice France SA 8.125%, 2/1/27 144A	950,000	1,049
Altice Luxembourg SA 7.625%, 2/15/25 144A	2,775,000	2,893
AMC Networks, Inc.
4.750%, 8/1/25	1,500,000	1,547
5.000%, 4/1/24	2,000,000	2,060
Cablevision Systems Corp. 5.875%, 9/15/22	2,225,000	2,397

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
CBS Radio, Inc. 7.250%, 11/1/24 144A	2,275,000	2,355
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 3/1/30 144A	3,650,000	3,700
5.000%, 2/1/28 144A	2,000,000	2,068
5.125%, 5/1/27 144A	1,975,000	2,061
5.250%, 9/30/22	1,350,000	1,366
5.375%, 5/1/25 144A	650,000	674
5.375%, 6/1/29 144A	1,050,000	1,118
5.500%, 5/1/26 144A	550,000	576
5.750%, 9/1/23	1,000,000	1,020
5.750%, 1/15/24	3,650,000	3,732
5.750%, 2/15/26 144A	2,350,000	2,479
5.875%, 4/1/24 144A	575,000	600
5.875%, 5/1/27 144A	1,250,000	1,322
CommScope Technologies LLC 6.000%, 6/15/25 144A	375,000	338
CommScope, Inc. 5.500%, 6/15/24 144A	350,000	329
CSC Holdings LLC
5.125%, 12/15/21 144A	3,335,000	3,336
5.250%, 6/1/24	1,650,000	1,774
5.375%, 7/15/23 144A	1,100,000	1,129
5.500%, 5/15/26 144A	650,000	684
5.500%, 4/15/27 144A	2,425,000	2,564
5.750%, 1/15/30 144A	2,300,000	2,404
6.500%, 2/1/29 144A	675,000	750
6.625%, 10/15/25 144A	1,250,000	1,338
7.500%, 4/1/28 144A	1,750,000	1,971
7.750%, 7/15/25 144A	1,450,000	1,559
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,200,000	1,259
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	1,325,000	1,375
6.625%, 8/15/27 144A	2,325,000	2,409
DISH DBS Corp.
5.000%, 3/15/23	485,000	490
5.875%, 11/15/24	3,250,000	3,222
7.750%, 7/1/26	1,525,000	1,554
Entercom Media Corp. 6.500%, 5/1/27 144A	1,600,000	1,672
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	650,000	683
Gray Escrow, Inc. 7.000%, 5/15/27 144A	750,000	824
Gray Television, Inc.
5.125%, 10/15/24 144A	675,000	699
5.875%, 7/15/26 144A	2,575,000	2,678
iHeartCommunications, Inc.
5.250%, 8/15/27 144A	825,000	858
6.375%, 5/1/26	125,901	136
8.375%, 5/1/27	4,028,194	4,350

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
Intelsat Jackson Holdings SA
5.500%, 8/1/23	1,600,000	1,493
8.000%, 2/15/24 144A	625,000	649
8.500%, 10/15/24 144A	2,450,000	2,468
9.750%, 7/15/25 144A	950,000	992
LIN Television Corp. 5.875%, 11/15/22	550,000	562
Match Group, Inc.
5.000%, 12/15/27 144A	1,150,000	1,193
6.375%, 6/1/24	725,000	761
Nexstar Broadcasting, Inc.
5.625%, 8/1/24 144A	2,825,000	2,940
5.625%, 7/15/27 144A	1,100,000	1,152
6.125%, 2/15/22 144A	1,850,000	1,873
Outdoor Americas Capital LLC / Outfront Media Capital Corp. 5.875%, 3/15/25	675,000	696
Radio One, Inc. 7.375%, 4/15/22 144A	1,000,000	975
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,725,000	1,751
SFR Group SA 7.375%, 5/1/26 144A	6,000,000	6,441
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	1,750,000	1,759
5.625%, 8/1/24 144A	825,000	849
5.875%, 3/15/26 144A	575,000	602
6.125%, 10/1/22	990,000	1,009
Sirius XM Radio, Inc.
4.625%, 5/15/23 144A	550,000	561
4.625%, 7/15/24 144A	1,825,000	1,892
5.000%, 8/1/27 144A	775,000	799
5.375%, 4/15/25 144A	1,100,000	1,140
5.375%, 7/15/26 144A	1,675,000	1,759
5.500%, 7/1/29 144A	925,000	987
Sprint Capital Corp. 6.875%, 11/15/28	2,650,000	2,889
Sprint Communications, Inc. 6.000%, 11/15/22	350,000	372
Sprint Corp.
7.125%, 6/15/24	1,150,000	1,239
7.625%, 2/15/25	2,075,000	2,283
7.625%, 3/1/26	1,200,000	1,325
7.875%, 9/15/23	5,165,000	5,674
TEGNA, Inc.
5.000%, 9/15/29 144A	2,950,000	2,983
5.125%, 7/15/20	980,000	981
5.500%, 9/15/24 144A	495,000	510
6.375%, 10/15/23	700,000	722
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,609
T-Mobile USA, Inc.
4.500%, 2/1/26	525,000	540
5.125%, 4/15/25	2,700,000	2,795
5.375%, 4/15/27	350,000	376
6.000%, 3/1/23	775,000	789
6.375%, 3/1/25	1,685,000	1,746
6.500%, 1/15/24	425,000	441
6.500%, 1/15/26	875,000	941

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
VeriSign, Inc. 5.250%, 4/1/25	350,000	382
Virgin Media Finance PLC 5.750%, 1/15/25 144A	3,475,000	3,579
Virgin Media Secured Finance PLC
5.250%, 1/15/26 144A	3,175,000	3,262
5.500%, 8/15/26 144A	425,000	446
Ziggo Bond Co. BV
5.875%, 1/15/25 144A	625,000	642
6.000%, 1/15/27 144A	2,200,000	2,296
Ziggo BV 5.500%, 1/15/27 144A	2,425,000	2,528

Total		153,183

Consumer, Cyclical (12.9%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	225,000	226
4.250%, 5/15/24 144A	1,000,000	1,029
4.625%, 1/15/22 144A	325,000	325
5.000%, 10/15/25 144A	4,875,000	5,036
Adient Global Holdings, Ltd. 4.875%, 8/15/26 144A	3,450,000	2,803
American Axle & Manufacturing, Inc.
6.250%, 3/15/26	600,000	573
6.500%, 4/1/27	3,125,000	2,973
American Builders & Contractors Supply Co., Inc.
5.750%, 12/15/23 144A	125,000	129
5.875%, 5/15/26 144A	3,275,000	3,431
Anixter, Inc. 6.000%, 12/1/25	975,000	1,077
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,450,000	1,497
5.000%, 2/1/28 144A	1,525,000	1,582
5.125%, 1/15/24	1,775,000	1,833
BCD Acquisition, Inc. 9.625%, 9/15/23 144A	725,000	741
Beacon Roofing Supply, Inc. 4.500%, 11/15/26 144A	450,000	453
Boyd Gaming Corp.
6.000%, 8/15/26	725,000	765
6.375%, 4/1/26	775,000	821
6.875%, 5/15/23	2,050,000	2,127
CD&R Waterworks Merger Sub LLC 6.125%, 8/15/25 144A	3,175,000	3,167
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 144A	3,800,000	3,885
Dana Financing Luxembourg Sarl
5.750%, 4/15/25 144A	650,000	664
6.500%, 6/1/26 144A	2,800,000	2,954
Eldorado Resorts, Inc.
6.000%, 4/1/25	1,800,000	1,894
6.000%, 9/15/26	325,000	356
Ferrellgas LP / Ferrellgas Finance Corp.
6.500%, 5/1/21	625,000	531
6.750%, 1/15/22	2,300,000	1,946
6.750%, 6/15/23	1,375,000	1,158
The Goodyear Tire & Rubber Co.
4.875%, 3/15/27	975,000	961
5.000%, 5/31/26	1,450,000	1,468
5.125%, 11/15/23	250,000	253

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Hanesbrands, Inc. 4.875%, 5/15/26 144A	875,000	924
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30 144A	500,000	528
5.125%, 5/1/26	1,825,000	1,916
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	725,000	747
IAA Spinco, Inc.
5.500%, 6/15/27 144A	450,000	475
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	3,175,000	3,112
6.000%, 5/15/27 144A	800,000	810
6.375%, 5/15/29 144A	900,000	909
JB Poindexter & Co., Inc. 7.125%, 4/15/26 144A	1,650,000	1,708
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	1,425,000	1,475
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	573
5.000%, 6/1/24 144A	800,000	830
5.250%, 6/1/26 144A	1,600,000	1,694
MGM Resorts International
4.625%, 9/1/26	150,000	156
5.500%, 4/15/27	400,000	438
5.750%, 6/15/25	1,175,000	1,294
6.000%, 3/15/23	2,275,000	2,506
Michaels Stores, Inc. 8.000%, 7/15/27 144A	1,650,000	1,652
Mohegan Tribal Gaming Authority 7.875%, 10/15/24 144A	2,225,000	2,130
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	450,000	474
8.500%, 5/15/27 144A	5,825,000	5,898
Party City Holdings, Inc.
6.125%, 8/15/23 144A	2,600,000	2,642
6.625%, 8/1/26 144A	2,350,000	2,326
Penn National Gaming, Inc. 5.625%, 1/15/27 144A	1,150,000	1,185
Performance Food Group, Inc.
5.500%, 6/1/24 144A	325,000	332
5.500%, 10/15/27 144A	1,500,000	1,575
Red Rock Resorts, Inc. 5.000%, 10/1/25 144A	2,150,000	2,182
Sabre GLBL, Inc. 5.375%, 4/15/23 144A	750,000	765
Six Flags Entertainment Corp.
4.875%, 7/31/24 144A	850,000	880
5.500%, 4/15/27 144A	3,575,000	3,812
Stars Group Holdings BV 7.000%, 7/15/26 144A	3,950,000	4,207
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,275,000	3,341
5.750%, 3/1/25	275,000	280
5.875%, 3/1/27	900,000	920

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25 144A	1,475,000	1,449
Viking Cruises, Ltd.
5.875%, 9/15/27 144A	75,000	79
6.250%, 5/15/25 144A	600,000	627
VOC Escrow, Ltd. 5.000%, 2/15/28 144A	1,400,000	1,446
The William Carter Co. 5.625%, 3/15/27 144A	225,000	241
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26 144A	1,750,000	1,833
Yum! Brands, Inc. 4.750%, 1/15/30 144A	725,000	748

Total		107,777

Consumer, Non-cyclical (20.8%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	575,000	586
6.500%, 3/1/24	3,975,000	4,134
Air Medical Merger Sub Corp. 6.375%, 5/15/23 144A	3,575,000	3,110
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
5.750%, 3/15/25	4,575,000	4,712
5.875%, 2/15/28 144A	875,000	926
6.625%, 6/15/24	1,600,000	1,676
7.500%, 3/15/26 144A	625,000	695
Allied Universal Holdco LLC
6.625%, 7/15/26 144A	600,000	634
9.750%, 7/15/27 144A	5,375,000	5,601
Avantor, Inc.
6.000%, 10/1/24 144A	825,000	884
9.000%, 10/1/25 144A	3,975,000	4,467
B&G Foods, Inc. 5.250%, 4/1/25	2,750,000	2,808
Bausch Health Cos., Inc.
5.750%, 8/15/27 144A	775,000	838
7.250%, 5/30/29 144A	1,600,000	1,748
Centene Escrow I Corp. 5.375%, 6/1/26 144A	1,200,000	1,257
Charles River Laboratories International, Inc. 5.500%, 4/1/26 144A	600,000	638
CHS / Community Health Systems, Inc.
6.250%, 3/31/23	1,550,000	1,540
6.875%, 2/1/22	1,635,000	1,241
8.000%, 3/15/26 144A	1,050,000	1,047
8.625%, 1/15/24 144A	750,000	774
Crimson Merger Sub, Inc. 6.625%, 5/15/22 144A	5,200,000	5,079
Eagle Holding Co. II LLC
7.625%, 5/15/22 144A	1,150,000	1,159
7.750%, 5/15/22 144A	1,375,000	1,385
Endo Finance LLC / Endo Finco, Inc.
6.000%, 7/15/23 144A	1,955,000	1,199
6.000%, 2/1/25 144A	3,675,000	2,159
Enterprise Merger Sub, Inc. 8.750%, 10/15/26 144A	3,100,000	1,891
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	644
8.250%, 11/15/26 144A	4,450,000	4,912

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
First Quality Finance Co., Inc.
4.625%, 5/15/21 144A	2,435,000	2,435
5.000%, 7/1/25 144A	225,000	232
Gartner, Inc. 5.125%, 4/1/25 144A	850,000	889
GW Honos Security Corp. 8.750%, 5/15/25 144A	2,800,000	2,876
HCA Healthcare, Inc. 6.250%, 2/15/21	1,385,000	1,450
HCA, Inc.
5.000%, 3/15/24	750,000	819
5.375%, 2/1/25	2,250,000	2,458
5.375%, 9/1/26	975,000	1,071
5.625%, 9/1/28	650,000	724
5.875%, 5/1/23	2,520,000	2,772
5.875%, 2/15/26	2,825,000	3,158
5.875%, 2/1/29	550,000	615
Hill-Rom Holdings, Inc. 4.375%, 9/15/27 144A	325,000	332
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 8/1/23 144A	6,675,000	6,900
Lamb Weston Holdings, Inc. 4.875%, 11/1/26 144A	1,075,000	1,126
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,600,000	1,358
5.625%, 10/15/23 144A	2,775,000	916
MEDNAX, Inc. 6.250%, 1/15/27 144A	1,700,000	1,687
MPH Acquisition Holdings LLC 7.125%, 6/1/24 144A	5,650,000	5,205
The Nielsen Co. Luxembourg SARL 5.000%, 2/1/25 144A	875,000	863
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/22 144A	2,000,000	2,006
Polaris Intermediate Corp. 8.500%, 12/1/22 144A	2,200,000	1,870
Post Holdings, Inc.
5.000%, 8/15/26 144A	2,075,000	2,152
5.500%, 3/1/25 144A	1,275,000	1,336
5.625%, 1/15/28 144A	975,000	1,034
5.750%, 3/1/27 144A	3,775,000	4,002
Prestige Brands, Inc.
5.375%, 12/15/21 144A	3,475,000	3,492
6.375%, 3/1/24 144A	3,525,000	3,666
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	3,125,000	3,343
Sotera Health Holdings LLC 6.500%, 5/15/23 144A	4,850,000	4,953
Sotera Health Topco, Inc. 8.125%, 11/1/21 144A	2,900,000	2,904
Surgery Center Holdings, Inc. 6.750%, 7/1/25 144A	2,625,000	2,356
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	6,325,000	4,371
Teleflex, Inc.
4.625%, 11/15/27	450,000	470
5.250%, 6/15/24	1,875,000	1,931

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Tenet Healthcare Corp.
4.625%, 7/15/24	1,400,000	1,439
4.875%, 1/1/26 144A	1,200,000	1,232
5.125%, 5/1/25	2,400,000	2,433
5.125%, 11/1/27 144A	1,175,000	1,214
6.750%, 6/15/23	3,125,000	3,282
7.000%, 8/1/25	1,075,000	1,093
United Rentals North America, Inc.
4.875%, 1/15/28	2,075,000	2,158
5.250%, 1/15/30	425,000	445
5.500%, 7/15/25	225,000	234
5.500%, 5/15/27	1,750,000	1,855
5.875%, 9/15/26	850,000	906
6.500%, 12/15/26	600,000	654
US Foods, Inc. 5.875%, 6/15/24 144A	3,225,000	3,322
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	537,000	544
5.500%, 11/1/25 144A	725,000	759
5.875%, 5/15/23 144A	641,000	649
6.125%, 4/15/25 144A	4,825,000	5,006
6.500%, 3/15/22 144A	150,000	155
7.000%, 3/15/24 144A	700,000	736
8.500%, 1/31/27 144A	3,150,000	3,535
9.000%, 12/15/25 144A	1,250,000	1,403
9.250%, 4/1/26 144A	525,000	597
Vizient, Inc. 6.250%, 5/15/27 144A	475,000	509
WellCare Health Plans, Inc. 5.375%, 8/15/26 144A	800,000	854
West Street Merger Sub, Inc. 6.375%, 9/1/25 144A	4,550,000	4,186

Total		174,716

Energy (12.4%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,000,000	1,799
5.750%, 3/1/27 144A	1,250,000	1,041
5.750%, 1/15/28 144A	2,275,000	1,888
Antero Resources Corp.
5.125%, 12/1/22	340,000	298
5.625%, 6/1/23	1,000,000	865
Apergy Corp. 6.375%, 5/1/26	300,000	298
Archrock Partners LP 6.875%, 4/1/27 144A	2,275,000	2,414
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/1/26 144A	275,000	230
10.000%, 4/1/22 144A	900,000	900
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	1,200,000	1,149
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	1,479
6.375%, 7/1/26	1,050,000	1,025
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,975,000	1,871
8.250%, 7/15/25	425,000	416
Centennial Resource Production LLC 6.875%, 4/1/27 144A	1,400,000	1,396

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	500,000	547
5.875%, 3/31/25	1,600,000	1,780
7.000%, 6/30/24	475,000	546
Cheniere Energy Partners LP
4.500%, 10/1/29 144A	925,000	948
5.250%, 10/1/25	2,850,000	2,965
5.625%, 10/1/26	1,200,000	1,273
Chesapeake Energy Corp.
7.000%, 10/1/24	1,000,000	717
8.000%, 1/15/25	425,000	307
8.000%, 6/15/27	2,675,000	1,799
CNX Midstream Finance Corp. 6.500%, 3/15/26 144A	3,200,000	2,952
Coeur Mining, Inc. 5.875%, 6/1/24	1,975,000	1,975
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 144A	3,225,000	3,245
CVR Refining LLC / Coffeyville Finance, Inc. 6.500%, 11/1/22	3,150,000	3,189
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	375,000	390
5.750%, 1/30/28 144A	600,000	637
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/1/21	3,000,000	3,067
EP Energy LLC / Everest Acquisition Finance, Inc. 8.000%, 11/29/24 144A j	1,850,000	708
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	398
6.375%, 5/15/25	1,025,000	728
6.375%, 1/15/26	425,000	298
6.625%, 5/1/23	575,000	448
Holly Energy Partners LP / Holly Energy Finance Corp. 6.000%, 8/1/24 144A	3,275,000	3,418
Jagged Peak Energy LLC 5.875%, 5/1/26	1,475,000	1,479
Laredo Petroleum, Inc.
5.625%, 1/15/22	1,250,000	1,175
6.250%, 3/15/23	400,000	351
MPLX LP
6.250%, 10/15/22 144A	503,000	516
6.375%, 5/1/24 144A	575,000	603
NuStar Logistics LP
5.625%, 4/28/27	2,725,000	2,878
6.000%, 6/1/26	700,000	758
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	2,050,000	1,661
6.875%, 3/15/22	611,000	570
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	425,000	431
5.375%, 1/15/25 144A	225,000	228
5.625%, 10/15/27 144A	1,075,000	1,110
6.250%, 6/1/24 144A	300,000	311
PDC Energy, Inc.
5.750%, 5/15/26	1,575,000	1,552
6.125%, 9/15/24	575,000	574

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Precision Drilling Corp.
5.250%, 11/15/24	225,000	197
6.500%, 12/15/21	119,936	118
7.125%, 1/15/26 144A	1,025,000	948
7.750%, 12/15/23	1,000,000	971
QEP Resources, Inc.
5.250%, 5/1/23	575,000	533
5.625%, 3/1/26	975,000	839
Range Resources Corp.
4.875%, 5/15/25	2,050,000	1,691
5.000%, 3/15/23	150,000	131
SESI LLC
7.125%, 12/15/21	1,850,000	1,260
7.750%, 9/15/24	2,600,000	1,495
Shelf Drilling Holdings, Ltd. 8.250%, 2/15/25 144A	1,900,000	1,615
SM Energy Co.
5.625%, 6/1/25	1,000,000	857
6.625%, 1/15/27	250,000	215
6.750%, 9/15/26	1,300,000	1,138
Southwestern Energy Co. 7.750%, 10/1/27	1,325,000	1,155
SRC Energy, Inc. 6.250%, 12/1/25	1,850,000	1,831
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,680,000	2,446
5.750%, 4/15/25	2,275,000	1,921
Sunoco LP / Sunoco Finance Corp.
5.500%, 2/15/26	775,000	809
5.875%, 3/15/28	900,000	955
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,400,000	1,416
5.125%, 2/1/25	1,425,000	1,465
5.375%, 2/1/27	2,150,000	2,223
5.875%, 4/15/26	1,350,000	1,426
6.500%, 7/15/27 144A	300,000	327
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	179
5.000%, 1/31/28 144A	2,550,000	2,652
6.625%, 6/15/25 144A	1,525,000	1,607
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	775,000	746
Ultra Resources, Inc.
6.875%, 4/15/22 144A	350,000	25
7.125%, 4/15/25 144A	1,325,000	106
USA Compression Finance Corp. 6.875%, 4/1/26	3,250,000	3,372
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27 144A	725,000	749
Whiting Petroleum Corp.
6.250%, 4/1/23	1,150,000	886
6.625%, 1/15/26	1,600,000	1,080
WPX Energy, Inc.
5.250%, 10/15/27	325,000	327
5.750%, 6/1/26	425,000	436

Total		103,748

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Financial (5.5%)
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/25 144A	2,700,000	2,517
8.125%, 2/15/24 144A	1,075,000	1,158
10.125%, 8/1/26 144A	575,000	601
Ally Financial, Inc.
3.750%, 11/18/19	1,950,000	1,952
5.750%, 11/20/25	2,350,000	2,632
AmWINS Group, Inc. 7.750%, 7/1/26 144A	2,625,000	2,822
AssuredPartners, Inc. 7.000%, 8/15/25 144A	3,250,000	3,250
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	575,000	591
HUB International, Ltd. 7.000%, 5/1/26 144A	8,475,000	8,719
KIRS Midco 3 PLC 8.625%, 7/15/23 144A	1,500,000	1,447
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	475,000	521
5.750%, 2/1/27 144A	225,000	253
National Financial Partners Corp. 6.875%, 7/15/25 144A	3,800,000	3,771
Navient Corp.
5.875%, 10/25/24	1,850,000	1,864
6.125%, 3/25/24	1,075,000	1,115
6.750%, 6/25/25	1,325,000	1,366
6.750%, 6/15/26	350,000	358
7.250%, 9/25/23	550,000	598
Quicken Loans, Inc.
5.250%, 1/15/28 144A	1,200,000	1,238
5.750%, 5/1/25 144A	4,725,000	4,873
Ryman Hospitality Properties, Inc. 4.750%, 10/15/27 144A	650,000	669
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	3,900,000	3,958

Total		46,273

Industrial (13.0%)
Amsted Industries, Inc. 5.625%, 7/1/27 144A	650,000	686
ARD Finance SA 7.125%, 9/15/23	3,725,000	3,837
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 8/15/27 144A	1,000,000	1,012
6.000%, 2/15/25 144A	2,975,000	3,111
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	600,000	637
5.250%, 5/15/24 144A	325,000	348
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,950,000	2,016
5.625%, 7/15/27 144A	1,150,000	1,190
Berry Plastics Corp.
5.125%, 7/15/23	1,150,000	1,180
5.500%, 5/15/22	4,205,000	4,263
6.000%, 10/15/22	275,000	279
BWAY Holding Co.
5.500%, 4/15/24 144A	2,175,000	2,243
7.250%, 4/15/25 144A	5,725,000	5,412

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Industrial continued
CFX Escrow Corp.
6.000%, 2/15/24 144A	525,000	556
6.375%, 2/15/26 144A	450,000	484
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,229
Energizer Holdings, Inc.
5.500%, 6/15/25 144A	225,000	233
6.375%, 7/15/26 144A	1,400,000	1,500
7.750%, 1/15/27 144A	1,600,000	1,783
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	5,000,000	4,560
7.875%, 7/15/26 144A	3,450,000	3,165
Gates Global LLC / Gates Global Co. 6.000%, 7/15/22 144A	3,101,000	3,089
Graphic Packaging International LLC 4.750%, 7/15/27 144A	650,000	683
Greif, Inc. 6.500%, 3/1/27 144A	450,000	477
The Hillman Group, Inc. 6.375%, 7/15/22 144A	2,500,000	2,344
Koppers, Inc. 6.000%, 2/15/25 144A	3,675,000	3,677
Masonite International Corp. 5.750%, 9/15/26 144A	700,000	739
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	1,975,000	2,024
5.875%, 8/15/23 144A	900,000	955
6.375%, 8/15/25 144A	600,000	636
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	550,000	569
5.500%, 2/15/24 144A	5,700,000	6,158
Pisces Midco, Inc. 8.000%, 4/15/26 144A	2,950,000	2,902
Resideo Funding, Inc. 6.125%, 11/1/26 144A	1,075,000	1,134
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
5.750%, 10/15/20	3,057,535	3,064
6.875%, 2/15/21	268,566	269
7.000%, 7/15/24 144A	2,575,000	2,668
Sealed Air Corp.
4.875%, 12/1/22 144A	800,000	840
5.125%, 12/1/24 144A	1,950,000	2,087
Sensata Technologies BV 5.625%, 11/1/24 144A	950,000	1,033
Sensata Technologies, Inc. 4.375%, 2/15/30 144A	325,000	325
Standard Industries, Inc.
4.750%, 1/15/28 144A	625,000	646
5.000%, 2/15/27 144A	3,100,000	3,209
6.000%, 10/15/25 144A	1,625,000	1,704
Stevens Holding Co., Inc. 6.125%, 10/1/26 144A	900,000	957
Tervita Escrow Corp. 7.625%, 12/1/21 144A	2,050,000	2,083
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 4/15/26 144A	1,850,000	1,734
TransDigm UK Holdings PLC 6.875%, 5/15/26	625,000	672

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Industrial continued
TransDigm, Inc.
6.000%, 7/15/22	520,000	528
6.250%, 3/15/26 144A	2,250,000	2,416
6.375%, 6/15/26	1,850,000	1,945
6.500%, 7/15/24	4,875,000	5,027
6.500%, 5/15/25	300,000	311
7.500%, 3/15/27	350,000	381
Trident Merger Sub, Inc. 6.625%, 11/1/25 144A	2,225,000	1,947
Trident TPI Holdings, Inc. 9.250%, 8/1/24 144A	1,450,000	1,421
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	552
8.500%, 8/15/27 144A	1,100,000	1,189
TTM Technologies, Inc. 5.625%, 10/1/25 144A	1,800,000	1,800
WESCO Distribution, Inc.
5.375%, 12/15/21	2,905,000	2,923
5.375%, 6/15/24	1,750,000	1,807

Total		108,649

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/49 *,Æ	610,000	–
8.375%, 7/15/49 *,Æ	4,865,000	–
iHeart Media Escrow
9.000%, 3/1/21 Æ	600,000	–
9.000%, 9/15/22 Æ	1,515,000	–

Total		–

Technology (7.0%)
Banff Merger Sub, Inc. 9.750%, 9/1/26 144A	3,450,000	3,293
CDW LLC / CDW Finance Corp.
4.250%, 4/1/28	375,000	382
5.000%, 9/1/25	350,000	365
5.500%, 12/1/24	2,075,000	2,285
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	450,000	457
7.125%, 6/15/24 144A	4,025,000	4,248
Entegris, Inc. 4.625%, 2/10/26 144A	850,000	880
IMS Health, Inc. 5.000%, 10/15/26 144A	2,250,000	2,357
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 8.625%, 11/15/24 144A	3,775,000	3,473
Infor US, Inc. 6.500%, 5/15/22	4,900,000	4,980
Informatica LLC 7.125%, 7/15/23 144A	3,675,000	3,739
IQVIA, Inc. 5.000%, 5/15/27 144A	750,000	786
JDA Escrow LLC / JDA Bond Finance, Inc. 7.375%, 10/15/24 144A	3,300,000	3,432
NCR Corp.
5.750%, 9/1/27 144A	1,025,000	1,061
5.875%, 12/15/21	1,450,000	1,461
6.375%, 12/15/23	520,000	534

Corporate Bonds (95.8%)	Shares/ Par +	Value $ (000’s)
Technology continued
Nuance Communications, Inc.
5.625%, 12/15/26	1,400,000	1,480
6.000%, 7/1/24	1,375,000	1,437
Qorvo, Inc. 4.375%, 10/15/29 144A	1,050,000	1,057
Riverbed Technology, Inc. 8.875%, 3/1/23 144A	1,900,000	1,026
Sensata Technologies UK Financing Co. PLC 6.250%, 2/15/26 144A	200,000	213
Sophia LP / Sophia Finance, Inc. 9.000%, 9/30/23 144A	1,450,000	1,484
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,550,000	3,710
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	975,000	1,063
10.250%, 2/15/27 144A	4,450,000	4,923
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 6/1/25 144A	6,075,000	6,257
Western Digital Corp. 4.750%, 2/15/26	1,900,000	1,955

Total		58,338

Utilities (2.2%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	376
5.625%, 5/20/24	425,000	455
5.750%, 5/20/27	550,000	593
5.875%, 8/20/26	2,625,000	2,878
Calpine Corp.
5.250%, 6/1/26 144A	900,000	931
5.750%, 1/15/25	2,800,000	2,870
6.000%, 1/15/22 144A	455,000	457
NRG Energy, Inc.
5.250%, 6/15/29 144A	1,250,000	1,344
5.750%, 1/15/28	225,000	242
6.625%, 1/15/27	2,050,000	2,221
7.250%, 5/15/26	1,525,000	1,670
Vistra Energy Corp. 5.875%, 6/1/23	225,000	230
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,133
5.500%, 9/1/26 144A	900,000	942
5.625%, 2/15/27 144A	1,925,000	2,025

Total		18,367

Total Corporate Bonds (Cost: $805,636)		802,232

High Yield Bond Portfolio

Short-Term Investments (3.1%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	26,239,464	26,239

Total		26,239

Total Short-Term Investments (Cost: $26,239)		26,239

Total Investments (99.0%) (Cost: $833,738)@		829,280

Other Assets, Less Liabilities (1.0%)		8,651

Net Assets (100.0%)		837,931

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $529,294 representing 63.2% of the net assets.

f	Defaulted Security
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $833,738 and the net unrealized depreciation of investments based on that cost was $4,458 which is comprised of $26,854 aggregate gross unrealized appreciation and $31,312 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$809	$—	$—
Corporate Bonds	—	802,232	—
Short-Term Investments	26,239	—	—

Total Assets:	$27,048	$802,232	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand